Derivatives and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Location and Fair Value Amount of Derivative Instruments

The following table summarizes the location and fair value amount of our derivative instruments reported in our consolidated balance sheet as of March 31, 2013 and December 31, 2012:

	Asset Derivatives				Liability Derivatives
	March 31, 2013		December 31, 2012		March 31, 2013		December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In millions)
Derivatives not designated as hedging instruments under ASC 815
Commodity contracts	Prepaid expenses and other current assets	$0.1	Prepaid expenses and other current assets	$0.2	Other accrued liabilities	$0.2	Other accrued liabilities	—

Total derivatives		$0.1		$0.2		$0.2		$—

The following table summarizes the location and fair value amount of our derivative instruments reported in our consolidated balance sheet as of December 31, 2012 and 2011:

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In millions)
Derivatives not designated as hedging instruments under ASC 815
Foreign exchange contracts	—	—	—	—	Other accrued liabilities	—	Other accrued liabilities	$0.1
Commodity contracts	Prepaid expenses and other current assets	$0.2	Prepaid expenses and other current assets	$0.1	Other accrued liabilities	—	Other accrued liabilities	1.0

Total derivatives		$0.2		$0.1		$—		$1.1

Location and Amount of Gains and Losses

The following table summarizes the location and amount of gains and losses reported in our Consolidated Statements of Comprehensive Income for the three months ended March 31, 2013 and 2012:

		Three Months Ended March 31,
Derivatives not designated as hedging instruments under ASC 815	Location of Gain/(Loss) Recognized in Income on Derivatives	2013	2012
Metal commodity contracts	Cost of materials sold	$(0.3)	$0.1

The following table summarizes the location and amount of gains and losses reported in our consolidated statement of operations for the years ended December 31, 2012, 2011 and 2010:

		Amount of Gain/ (Loss) Recognized in Income on Derivatives
		Year Ended December 31,
Derivatives not designated as hedging instruments under ASC 815	Location of Gain/(Loss) Recognized in Income on Derivative	2012	2011	2010
		(In millions)
Interest rate contracts	Interest and other expense on debt	$—	$—	$(1.1)
Foreign exchange contracts	Other income and (expense), net	0.1	0.2	(0.3)
Commodity contracts	Cost of materials sold	1.3	(1.9)	(0.3)
Natural gas commodity contracts	Warehousing, delivery, selling, general and administrative	—	(0.1)	(0.1)

Total		$1.4	$(1.8)	$(1.8)

Assets and Liabilities Measured and Recorded at Fair Value

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	At March 31, 2013
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$27.9	$—	$—

Prepaid and other current assets:
Common stock—available-for-sale investment	$24.5	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.1	$—

Liabilities
Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$28.3	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$20.7	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$28.3	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$20.7	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2011:

	At December 31, 2011
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	13.1	—	—
Money market mutual fund	2.8	—	—

Total cash equivalents	$15.9	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$10.4	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.1	$—

Liabilities
Mark-to-market derivatives:
Foreign exchange contracts	—	0.1	—
Commodity contracts	—	1.0	—

Total liability derivatives	$—	$1.1	$—

Assets and Liabilities Measured and Recorded at Fair Value on Non-Recurring Basis

The following table presents those assets that were measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy at March 31, 2013:

	At March 31, 2013
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets—assets held for sale	$—	$5.1	$—

The following table presents those assets that were measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy at December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets—assets held for sale	$—	$3.6	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets – assets held for sale (Note 5)	$—	$3.6	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy as of December 31, 2011:

	At December 31, 2011
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets – assets held for sale (Note 5)	$—	$10.0	$—

Carrying and Estimated Fair Values of Financial Instruments

The carrying and estimated fair values of the Company’s financial instruments at March 31, 2013 and December 31, 2012 were as follows:

	At March 31, 2013		At December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Cash and cash equivalents	$74.0	$74.0	$70.8	$70.8
Restricted cash	4.0	4.0	3.9	3.9
Receivables less provision for allowances, claims and doubtful accounts	436.1	436.1	396.7	396.7
Accounts payable	270.3	270.3	196.2	196.2
Long-term debt, including current portion	1,264.2	1,331.7	1,305.4	1,296.4

The carrying and estimated fair values of the Company’s financial instruments at December 31, 2012 and 2011 were as follows:

	At December 31, 2012		At December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Cash and cash equivalents	$70.8	$70.8	$61.3	$61.3
Restricted cash	3.9	3.9	5.3	5.3
Receivables less provision for allowances, claims and doubtful accounts	396.7	396.7	515.8	515.8
Accounts payable	196.2	196.2	245.0	245.0
Long-term debt, including current portion	1,305.4	1,296.4	1,023.6	1,020.0

Available-for-sale Securities

The Company’s available-for-sale securities as of March 31, 2013 can be summarized as follows:

	At March 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$7.1	$—	$24.5

The Company’s available-for-sale securities as of December 31, 2012 can be summarized as follows:

	At December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$3.3	$—	$20.7

The Company’s available-for-sale securities as of December 31, 2012 can be summarized as follows:

	At December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$3.3	$—	$20.7

The Company’s available-for-sale security as of December 31, 2011 can be summarized as follows:

	At December 31, 2011
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$14.8	$—	$(4.4)	$10.4